OPERATING EXPENSES - Expenses disclosed per function (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit expenses and severance payments	$ (46,531)	$ (45,773)	$ (17,945)
Interconnection and transmission costs	(7,520)	(8,500)	(2,017)
Fees for services, maintenance, materials and supplies	(26,607)	(25,468)	(11,159)
Taxes and fees with the Regulatory Authority	(18,385)	(20,936)	(7,475)
Commissions and advertising	(14,612)	(17,245)	(5,678)
Cost of equipment and handsets	(10,749)	(14,871)	(758)
Programming and content costs	(18,031)	(18,700)	(14,024)
Bad debt expenses	(6,331)	(5,426)	(1,386)
Other operating expenses	(11,174)	(14,884)	(4,994)
Depreciation, amortization and impairment of fixed assets	(61,289)	(54,014)	(15,082)
Total operating expense	(221,229)	(225,817)	(80,518)
Operating costs
Employee benefit expenses and severance payments	(25,893)
Interconnection and transmission costs	(7,520)
Fees for services, maintenance, materials and supplies	(13,350)
Taxes and fees with the Regulatory Authority	(18,260)
Cost of equipment and handsets	(10,749)
Programming and content costs	(18,031)
Other operating expenses	(6,901)
Depreciation, amortization and impairment of fixed assets	(49,447)
Total operating expense	(150,151)	(154,131)	(52,791)
Commercialization costs
Employee benefit expenses and severance payments	(7,314)
Fees for services, maintenance, materials and supplies	(5,541)
Taxes and fees with the Regulatory Authority	(48)
Commissions and advertising	(1,026)
Other operating expenses	(1,384)
Depreciation, amortization and impairment of fixed assets	(3,773)
Total operating expense	(19,086)	(18,780)	(12,235)
Administration costs
Employee benefit expenses and severance payments	(13,324)
Fees for services, maintenance, materials and supplies	(7,716)
Taxes and fees with the Regulatory Authority	(77)
Commissions and advertising	(13,586)
Bad debt expenses	(6,331)
Other operating expenses	(2,889)
Depreciation, amortization and impairment of fixed assets	(8,069)
Total operating expense	$ (51,992)	$ (52,906)	$ (15,492)